Summary of Significant Accounting Policies And Estimates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The Company disaggregates revenue by material revenue stream as follows:

	Three months ended June 30,
	2020		2019
	$	% of Total Revenue	$	% of Total Revenue	$ Change	% Change
Subscription revenue	727,000	96.4%	3,800,000	73%	(3,073,000)	(80.9)%
Hardware revenue	26,000	3.4%	595,000	11%	(569,000)	(95.6)%
Other revenue	1,000	0.1%	831,000	16%	(830,000)	(99.9)%
Total	754,000	100.0%	5,226,000	100%	(4,472,000)	(85.6)%

	Six months ended June 30,
	2020		2019
	$	% of Total Revenue	$	% of Total Revenue	$ Change	% Change
Subscription revenue	2,726,000	87%	7,633,000	76%	(4,907,000)	(64)%
Hardware revenue	42,000	1%	800,000	8%	(758,000)	(95)%
Other revenue	380,000	12%	1,625,000	16%	(1,245,000)	(77)%
Total	3,148,000	100%	10,058,000	100%	(6,910,000)	(69)%

The table below sets forth the approximate amount of revenue the Company generated from Buffalo Wild Wings corporate-owned restaurants and its franchisees during the three and six months ended June 30, 2020 and 2019, and the percentage of total revenue that such amount represents for such periods:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Buffalo Wild Wings revenue	$49,000	$2,279,000	$151,000	$4,215,000
Percent of total revenue	6%	44%	5%	42%

The Company disaggregates revenue by material revenue stream as follows:

	Years ended December 31,
	2019		2018
	$	% of Total Revenue	$	% of Total Revenue	Change $	% Change
Subscription revenue	14,278,000	72.1%	16,031,000	68.7%	(1,753,000)	(10.9)%
Hardware revenue	2,350,000	11.9%	3,589,000	15.4%	(1,239,000)	(34.5)%
Other revenue	3,178,000	16.0%	3,715,000	15.9%	(537,000)	(14.5)%
Total	19,806,000	100.0%	23,335,000	100.0%	(3,529,000)	(15.1)%

The table below sets forth the approximate amount of revenue the Company generated from Buffalo Wild Wings corporate-owned restaurants and its franchisees during the years ended December 31, 2019 and 2018, and the percentage of total revenue that such amount represents for such periods:

	Year Ended December 31,
	2019	2018
Buffalo Wild Wings revenue	$6,820,000	$10,180,000
Percent of total revenue	34%	44%

Schedule of Revenues Geographic Breakdown

The geographic breakdown of the Company’s revenue for the three and six months ended June 30, 2020 and 2019 were as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
United States	$722,000	$5,063,000	$2,393,000	$9,724,000
Canada	32,000	163,000	755,000	334,000
Total revenue	$754,000	$5,226,000	$3,148,000	$10,058,000

The geographic breakdown of the Company’s revenue for the years ended December 31, 2019 and 2018 were as follows:

	For the years ended December 31,
	2019	2018
United States	$19,153,000	$22,653,000
Canada	653,000	682,000
Total revenue	$19,806,000	$23,335,000

Schedule of Contract Liabilities

The table below shows the balance of contract liabilities as of January 1, 2020 and June 30, 2020, including the change during the period.

Deferred Revenue
Balance at January 1, 2020	$460,000
New performance obligations	184,000
Revenue recognized	(266,000)
Balance at June 30, 2020	378,000
Less non-current portion	(1,000)
Current portion at June 30, 2020	$377,000

The table below shows the balance of contract liabilities as of December 31, 2019 and December 31, 2018, including the change during the period.

Deferred Revenue
Balance at January 1, 2019	$1,297,000
New performance obligations	1,093,000
Revenue recognized	(1,928,000)
Balance at December 31, 2019	462,000
Less non-current portion	(2,000)
Current portion at December 31, 2019	$460,000

Schedule of Unamortized Installation Cost and Sales Commissions

The table below shows the balance of the unamortized installation cost and sales commissions as of January 1, 2020 and June 30, 2020, including the change during the period.

	Installation Costs	Sales Commissions	Total Deferred Costs
Balance at January 1, 2020	$187,000	$87,000	$274,000
Incremental costs deferred	74,000	54,000	128,000
Deferred costs recognized	(157,000)	(93,000)	(250,000)
Balance at June 30, 2020	104,000	48,000	152,000

The tables below show the balance of the unamortized installation cost and sales commissions as of December 31, 2019 and December 31, 2018, including the change during the period.

	Installation Costs	Sales Commissions	Total Deferred Costs
Balance at January 1, 2019	$321,000	$103,000	$424,000
Incremental costs deferred	352,000	161,000	513,000
Deferred costs recognized	(486,000)	(177,000)	(663,000)
Balance at December 31, 2019	187,000	87,000	274,000